Businesss Combination (Tables)	12 Months Ended
Mar. 31, 2019
Electrosteel Steels Limited [member]
Statement [LineItems]
Fair value of the identifiable assets and liabilities

The fair value of the identifiable assets and liabilities of ESL as at the date of the acquisition were as follows:

Particulars	Fair Value as at acquisition date (₹ in million)	Fair Value as at acquisition date (US dollars in million)*
Property, Plant and Equipment (including CWIP)	48,449	701
Non-current tax assets	55	1
Other non-current assets	557	8

Non-current assets	49,061	710

Inventories	8,197	119
Trade and other receivables	3,847	55
Short-term investments	3,109	45
Cash and cash equivalents	2,450	35

Current Assets	17,603	254

Total Assets (A)	66,664	964

Liabilities
Borrowings	67	1
Trade and other payables	11,308	164
Provisions	127	2

Total Liabilities (B)	11,502	167

Net Assets (C=A-B)	55,162	797

Satisfied by:
Total Cash Consideration (D)	53,200	769

Non-Controlling interest on acquisition (10% of net assets after adjustment of borrowings from immediate parent (VSL) of ₹ 35,544 million ($ 514 million) (E)	1,962	28

Bargain Gain/Goodwill (C-D-E)	—	—

Acquisition costs recognised in Consolidated Statements of Profit or Loss	(180)	(3)

*	Refer Note 2(a)

AvanStrate Inc. [member]
Statement [LineItems]
Fair value of the identifiable assets and liabilities

The final fair value of the identifiable assets and liabilities of ASI as adjusted for measurement period adjustments as at the date of the acquisition were as follows. The comparative period amounts have been restated accordingly.

				(₹ in million)
Particulars	Provisional Fair Value as at acquisition date (₹ in million)	Fair Value Adjustments (₹ in million)	Fair Value at Acquisition as at acquisition date (₹ in million)	Fair Value at Acquisition (US dollars in million)*
Property, Plant and Equipment (including CWIP)	15,476	—	15,476	224
Intangible assets	2,048	—	2,048	30
Deferred tax assets	1,258	—	1,258	18
Other non-current assets	426	—	426	6

Non-Current Assets	19,208	—	19,208	278

Inventories	1,383	—	1,383	20
Trade and other receivables	2,288	—	2,288	33
Cash and cash equivalents	1,515	—	1,515	22

Current Assets	5,186	—	5,186	75

Total Assets (A)	24,394	—	24,394	353

Medium and long term borrowings (excluding borrowings from immediate parent)	6,308	—	6,308	91
Deferred tax liabilities	4,951	340	5,291	77
Other non-current liabilities	232	—	232	3
Total non-current liabilities	11,491	340	11,831	171
Other current liabilities	1,280	—	1,280	19

Total Liabilities (B)	12,771	340	13,111	190

Net Assets (C=A-B)	11,623	(340)	11,283	163

Satisfied by:
Cash Consideration Paid for 51.63% stake & Debt acquired	10,100	—	10,100	146
Less: Fair Value of Conversion option asset on debt acquired net of the fair value of Put option liability towards acquisition of Non-controlling interests	—	(1,081)	(1,081)	(16)

Total Purchase Consideration (D)	10,100	(1,081)	9,019	130

Non-Controlling interest on acquisition (48.37% of net assets after adjustment of fair value of borrowings from immediate parent of ₹ 9,029 million) (E)	736	356	1,092	16

Bargain Gain (C-D-E)	787	385	1,172	17

Acquisition costs recognized in Consolidated statements of profit or loss	(452)	—	(452)	(7)

*	Refer Note 2(a)